Intangible Assets - Additional Information (Detail) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Business combinations	€ 8,280